Semiannual Report -- Financial Statements

T. ROWE PRICE
                EXTENDED EQUITY
                MARKET INDEX
                FUND
                June 30, 1999

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS          For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                     6 Months          1/30/98
                                                        Ended          Through
                                                      6/30/99         12/31/98

  NET ASSET VALUE
  Beginning of period                               $   11.02        $   10.00
                                                    ----------------------------
  Investment activities
   Net investment income                                 0.04             0.08
   Net realized and unrealized gain (loss)               1.20             1.13
                                                    ----------------------------
   Total from investment activities                      1.24             1.21
                                                    ----------------------------
  Distributions
   Net investment income                                    -            (0.08)
   Net realized gain                                        -            (0.11)
                                                    ----------------------------
   Total distributions                                      -            (0.19)
                                                    ----------------------------
  NET ASSET VALUE
  End of period                                     $   12.26        $   11.02
                                                    ----------------------------



  Ratios/Supplemental Data

  Total return++                                        11.25%           12.29%
                                                    ----------------------------
  Ratio of total expenses to
  average net assets                                     0.40%+           0.40%+
                                                    ----------------------------
  Ratio of net investment
  income to average net assets                           0.91%+           1.15%+
                                                    ----------------------------
  Portfolio turnover rate                                19.1%+           26.3%+
                                                    ----------------------------
  Net assets, end of period
  (in thousands)                                    $  35,313        $  20,743
                                                    ----------------------------

++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+  Annualized

The accompanying notes are an integral part of these financial statements.


2
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--------------------------------------------------------------------------------
Unaudited                                                       June 30, 1999


STATEMENT OF NET ASSETS                                Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS AND RIGHTS  90.1%



      BASIC MATERIALS  3.2%

      Chemicals  1.6%
      Solutia                                               1,400       $    30
      Sequa (Class A) *                                       400            28
      IMC Global                                            1,500            26
      Crompton & Knowles                                    1,300            25
      Lyondell Petrochemical                                1,200            25
      Valhi                                                 2,100            23
      Cabot                                                   900            22
      Millennium Chemicals                                    900            21
      Summa Industries *                                    1,600            21
      Ivex Packaging *                                        900            20
      Georgia Gulf                                          1,100            19
      Airgas *                                              1,400            17
      Furon                                                   900            17
      Lubrizol                                                600            16
      Cytec Industries *                                      500            16
      Arch Chemicals                                          650            16
      M.A. Hanna *                                            900            15
      O'Sullivan                                            1,200            15
      Carlisle Companies                                      300            14
      RPM                                                   1,000            14
      Witco                                                   700            14
      Synetic *                                               200            14
      Gencorp                                                 500            13
      NL Industries                                         1,100            12
      AEP Industries *                                        400            12
      Catalytica *                                            800            11
      Minerals Technologies                                   200            11
      Home Products International *                         1,300            11
      Terra Nitrogen *                                      1,000            10
      Finishmaster *                                        1,600            10
      Olin                                                    700             9
      Valley National Gases *                               2,000             9
      International Specialty Products *                      700             7

3
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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Mississippi Chemical                                    700  $          7
      Tuscarora                                               400             5
      ICO *                                                 1,900             2
                                                                   -------------
                                                                            557
                                                                   -------------
      Forest and Paper Products  0.9%
      Bowater                                                 800            38
      Sonoco Products                                       1,060            32
      Smurfit-Stone Container *                             1,500            31
      Consolidated Papers                                   1,100            29
      Wausau-Mosinee Paper                                  1,300            23
      United Stationers *                                     900            20
      Gaylord Container, (Class A) *                        2,300            18
      Mail-Well *                                           1,100            18
      Workflow Management *                                 1,192            17
      Rock-Tenn                                             1,000            17
      Pope & Talbot                                         1,200            15
      Baltek *                                              1,400            13
      Boise Cascade Office Products *                       1,000            12
      Universal Forest Products                               500            11
      Badger Paper Mills *                                  1,200             8
      FiberMark *                                             600             8
      Tufco Technologies *                                    900             7
      Crown Vantage *                                       1,000             2
                                                                   -------------
                                                                            319
                                                                   -------------
      Gold  0.0%
      Royal Gold                                            2,000             9
                                                                   -------------
                                                                              9
                                                                   -------------
      Metals and Mining  0.7%
      USEC                                                  1,800            27
      AK Steel                                              1,100            25
      NS Group *                                            2,200            20
      Titanium Metals                                       1,800            20
      Gibraltar Steel                                         800            20
      MAXXAM *                                                300            19
      Mueller Inds *                                          500            17
      Texas Industries                                        400            16
      Tremont                                                 600            13
      Wolverine Tube *                                        500            13


4
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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Arch Coal                                               900  $         12
      Rock Of Ages *                                        1,200            12
      Steel Technologies                                    1,000             9
      Steel Dynamics *                                        400             6
      Huntco                                                  900             3
      Pittston Minerals                                       600             1
                                                                   ------------
                                                                            233
                                                                   ------------
      Total Basic Materials                                               1,118
                                                                   ------------


      BUSINESS SERVICES  5.7%

      Advertising  1.1%
      CMG Information Services *                              900           102
      Outdoor Systems *                                     1,900            69
      Doubleclick *                                           400            37
      Young & Rubicam                                         800            36
      Harte-Hanks                                           1,300            35
      Valassis Communications *                               900            33
      TMP Worldwide *                                         500            32
      Catalina Marketing *                                    300            28
      Lamar Advertising *                                     400            17
                                                                   ------------
                                                                            389
                                                                   ------------
      Business Services  2.2%
      Concord EFS *                                         1,300            55
      Verisign *                                              600            52
      Quintiles Transnational *                             1,100            46
      NorthPoint Communications Group *                     1,100            40
      Reynolds & Reynolds                                   1,500            35
      Viad                                                  1,100            34
      Snyder Communications *                               1,000            33
      National Data                                           700            30
      SEI                                                     300            26
      Gartner Group (Class A) *                             1,200            25
      Sylvan Learning Systems *                               900            24
      A.C. Nielson *                                          800            24
      Sotheby's (Class A)                                     600            23
      NOVA *                                                  900            23
      US Oncology *                                         1,758            21


5
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      International Telecommunication Data Systems *        1,100  $         18
      Peekskill Financial                                   1,300            17
      Automobile Protection *                               1,300            17
      Tetra Tech *                                          1,000            17
      Value Line                                              400            16
      Whittman-Hart *                                         500            16
      Navigant *                                            1,969            15
      ProBusiness Services *                                  400            14
      Information Resources *                               1,600            14
      West TeleServices *                                   1,400            13
      Staff Leasing *                                       1,000            13
      MPW Industrial Services Group *                       1,200            12
      Nielsen Media Research                                  400            12
      Metzler Group *                                         400            11
      Prepaid Legal Services *                                400            11
      Iron Mountain *                                         300             9
      Network Event Theater *                                 500             8
      Opinion Research *                                    1,400             8
      SPECTRX *                                             1,000             8
      AmeriPath *                                             800             7
      Cheap Tickets *                                         200             7
      Hagler Bailly *                                         600             6
      APAC TeleServices *                                   1,200             4
      SITEL *                                                 900             3
                                                                   -------------
                                                                            767
                                                                   -------------
      Environmental Services  0.7%
      Republic Services *                                   4,700            84
      Republic Services (Class A) *                         1,800            45
      Allied Waste Industries *                             2,100            41
      Safety Kleen *                                        1,000            18
      Superior Services *                                     600            16
      Ecology and Environment (Class A)                     1,900            13
      Harding Lawson Associates *                           1,500            13
      U.S. Liquids *                                          600            12
      Metal Management *                                      600             1
                                                                   -------------
                                                                            243
                                                                   -------------
      Industrial Services  1.7%
      Cintas                                                1,100            74


6
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      ServiceMaster                                         3,050  $         57
      Hertz                                                   500            31
      GATX                                                    800            30
      Apollo Group (Class A) *                              1,100            29
      Modis Professional Services *                         2,100            29
      Robert Half International *                           1,100            29
      Manpower                                              1,200            27
      Hanover Compressor *                                    800            26
      Apria Healthcare *                                    1,400            24
      United Rentals *                                        800            24
      Dollar Thrifty Auto Group *                           1,000            23
      Devry *                                               1,000            22
      Labor Ready *                                           600            19
      Avis Rent A Car *                                       600            17
      Wackenhut Corrections *                                 800            16
      G & K Services                                          300            16
      ABM Industries                                          500            15
      Borg Warner Security *                                  700            14
      Olsten                                                2,200            14
      Budget Group (Class A) *                              1,100            14
      Rent Way *                                              500            12
      C.H. Heist *                                          1,700            11
      Caribiner International *                             1,800            11
      Pittston Services                                       400            11
      UniFirst                                                500             9
      Volt Information Sciences *                             300             7
                                                                   -------------
                                                                            611
                                                                   -------------
      Total Business Services                                             2,010
                                                                   -------------


      CONSUMER DISCRETIONARY  7.2%

      Entertainment  0.7%
      Royal Caribbean Cruises                               1,800            79
      Premier Parks *                                         800            29
      Metro Goldwyn Mayer *                                 1,600            29
      Pixar *                                                 600            26
      SFX Entertainment (Class A) *                           400            26
      Cedar Fair                                              900            22

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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Handleman *                                           1,800  $         21
      Marcus                                                  700             9
                                                                   -------------
                                                                            241
                                                                   -------------
      Hotels  0.6%
      MGM Grand *                                             998            49
      Mandalay Resort Group *                               1,400            30
      Aztar *                                               3,100            28
      Host Marriott                                         2,174            26
      Park Place Entertainment *                            2,600            25
      Promus Hotel *                                          800            25
      NS & L Bancorp                                        1,200            16
      Crestline Capital *                                     600            10
      Interstate Hotels *                                      67             0
                                                                   -------------
                                                                            209
                                                                   -------------
      Leisure  1.0%
      Harley-Davidson                                       1,500            82
      Blyth Industries *                                      900            31
      Hollywood Park *                                      1,400            24
      Oneida                                                  800            23
      Polaris Industries                                      500            22
      GTECH *                                                 900            21
      Steinway Musical Instruments *                          800            21
      WMS Industries *                                      1,200            20
      International Game Technology                         1,100            20
      Callaway Golf                                         1,300            19
      Speedway Motorsports *                                  400            16
      Panavision *                                          1,700            11
      Lazare Kaplan International *                         1,100            11
      Play By Play Toys & Novelties *                       2,400            10
      Dover Downs Entertainment                               400             7
      Concord Camera *                                      1,300             7
      Penn National Gaming *                                  700             6
      Seattle Filmworks *                                     600             2
                                                                   -------------
                                                                            353
                                                                   -------------
      Media  3.2%
      Cox Communications (Class A) *                        5,200           191
      Cablevision Systems (Class A) *                       1,200            84
      Chancellor Media *                                    1,400            77

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Univision Communications *                            1,000  $         66
      Washington Post (Class B)                               100            54
      Broadcast.com *                                         400            53
      Infinity Broadcasting (Class A) *                     1,600            48
      United International Holdings (Class A) *               700            47
      Hispanic Broadcasting *                                 600            46
      BHC Communications (Class A)                            300            39
      Adelphia Communications *                               600            39
      E. W. Scripps                                           800            38
      Century Communications (Class A) *                      800            37
      TCA Cable TV                                            600            33
      Fox Entertainment Group (Class A) *                   1,100            30
      Chris-Craft *                                           624            29
      TV Guide *                                              800            29
      RCN *                                                   700            29
      A. H. Belo (Class A)                                  1,200            24
      United Television                                       200            21
      Jones Intercable *                                      400            20
      EchoStar Communications (Class A) *                     100            15
      Media General                                           300            15
      Pulitzer                                                300            15
      Citadel Communications *                                400            15
      Hearst Argyle Television *                              491            12
      Ascent Entertainment *                                  700            10
      Saga Communications (Class A) *                         400             7
      Launch Media *                                          400             7
                                                                   -------------
                                                                          1,130
                                                                   -------------
      Publishing  0.9%
      Reader's Digest (Class A)                             1,200            48
      PRIMEDIA *                                            2,400            41
      Wiley John & Son                                      1,600            28
      Central Newspapers (Class A)                            600            23
      McClatchy (Class A)                                     600            20
      Ziff-Davis *                                          1,200            19
      Wallace Computer Services                               700            17
      World Color Press *                                     600            17
      Daily Journal *                                         400            15
      Houghton Mifflin                                        300            14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      New England Business Service                            400  $         12
      American Business Products                              800            12
      Merrill                                                 700            10
      Hollinger International (Class A)                       600             7
      Franklin Covey *                                        800             6
      TST/ Impreso *                                        1,300             5
      Successories *                                        1,700             4
                                                                   -------------
                                                                            298
                                                                   -------------
      Restaurants  0.8%
      Starbucks *                                           2,000            75
      Outback Steakhouse *                                  1,200            47
      Papa Johns *                                            600            27
      Brinker *                                               800            22
      Cracker Barrel *                                      1,100            19
      Consolidated Products *                               1,000            18
      Buffets *                                             1,400            16
      Avado Brands                                          1,700            14
      Sbarro *                                                500            13
      Cooker Restaurant                                     2,100            12
      CKE Restaurants                                         550             9
      Ark Restaurants *                                       800             9
      Schlotzsky's *                                          700             7
      Ryan's Family Steak Houses *                            500             6
                                                                   -------------
                                                                            294
                                                                   -------------
      Total Consumer Discretionary                                        2,525
                                                                   -------------



      CONSUMER NONDURABLES  3.3%

      Beverages  0.0%
      TRIARC COMPANIES *                                      500            11
      Pure World *                                          1,140             5
                                                                   -------------
                                                                             16
                                                                   -------------
      Food  1.7%
      Tyson Foods (Class A)                                 1,900            43
      McCormick                                             1,200            38
      Hormel Foods                                            900            36
      Dean Foods                                              800            33
      Keebler Foods *                                       1,000            30
10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Nabisco Holdings (Class A)                              700  $         30
      Pepsi Bottling Group                                  1,300            30
      IBP                                                   1,100            26
      Flowers Industries                                    1,100            24
      Universal Foods                                       1,100            23
      Richfood Holdings                                     1,300            23
      U.S. Foodservice *                                      500            21
      Dole Food                                               700            21
      Interstate Bakeries                                     900            20
      Whitman                                               1,100            20
      International Home Foods *                            1,000            18
      American Italian Pasta *                                600            18
      Fresh Del Monte Produce *                             1,200            17
      Suiza Foods *                                           400            17
      Worthington Foods                                     1,000            17
      Fleming Companies                                     1,300            15
      Imperial Sugar                                        2,100            15
      United Natural Foods *                                  500            12
      Green Mountain Coffee *                               1,700            12
      National Beverage *                                   1,100            10
      Ralcorp Holdings *                                      600            10
      Earthgrains                                             300             8
      Cagles                                                  400             7
      Delta Pine & Land                                       200             6
                                                                   -------------
                                                                            600
                                                                   -------------
      Home Products  0.6%
      Estee Lauder                                          1,200            60
      Dial Corp                                             1,200            45
      Lancaster Colony                                        800            27
      Premark International                                   600            23
      Revlon (Class A) *                                      700            21
      Guest Supply *                                          900            12
      Block Drug (Class A)                                    200             8
      French Fragrances *                                   1,100             8
      Platinum Entertainment *                              1,000             8
      Ekco Group *                                          1,100             4
      Enamelon *                                            1,400             2
                                                                   -------------
                                                                            218
                                                                   -------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Liquor  0.1%
      Canandaigua Brands (Class A) *                          300  $         16
      Robert Mondavi (Class A) *                              300            11
      Todhunter Intl *                                      1,200            10
                                                                   -------------
                                                                             37
                                                                   -------------
      Textiles and Apparel  0.7%
      Jones Apparel Group *                                 1,550            53
      WestPoint Stevens                                     1,100            33
      Warnaco Group (Class A)                                 900            24
      Kellwood                                                800            22
      Unifi *                                                 900            19
      Quicksilver *                                           600            16
      Nautica Enterprises *                                   800            13
      Culp                                                  1,100            12
      Polo Ralph Lauren *                                     600            11
      Polymer Group *                                         900            11
      bebe stores *                                           300            10
      Haggar                                                  700             9
      R. G. Barry *                                         1,100             9
      Hartmarx *                                            2,000             8
                                                                   -------------
                                                                            250
                                                                   -------------
      Tobacco  0.2%
      R.J. Reynolds Tobacco *                               1,000            31
      Universal                                               500            14
      Brooke Group                                            600            14
      Standard Commercial                                     600             4
                                                                   -------------
                                                                             63
                                                                   -------------
      Total Consumer Nondurables                                          1,184
                                                                   -------------

      DURABLE GOODS  7.0%

      Consumer Durables  0.7%
      Leggett & Platt                                       2,100            58
      HON Industries                                          900            26
      Herman Miller *                                       1,200            25
      Shaw Industries *                                     1,400            23
      La-Z-Boy                                                900            21
      Mohawk Industries *                                     600            18

12
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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Sunbeam *                                             2,200  $         18
      Kimball International                                   900            15
      Bush Industries (Class A)                               900            15
      Knoll *                                                 500            13
      O'Sullivan Industries *                                 700            12
      Mikasa                                                  800             9
                                                                   -------------
                                                                            253
                                                                   -------------
      Construction & Real Property  5.5%
      Equity Office Properties, REIT                        2,700            69
      Equity Residential Properties Trust, REIT             1,300            59
      Starwood Hotels & Resorts, REIT                       1,800            55
      Simon DeBartolo Group, REIT                           1,900            48
      Public Storage, REIT                                  1,600            45
      Archstone Communities Trust, REIT                     2,000            44
      USG                                                     700            39
      Starwood Financial Trust (Class A)                      600            37
      ProLogis Trust, REIT                                  1,760            36
      Martin Marietta Materials                               600            35
      Vornado Realty Trust, REIT                            1,000            35
      Kimco Realty, REIT                                      900            35
      Apartment Investment & Management, REIT                 800            34
      Crescent Real Estate Equities, REIT                   1,400            33
      Southdown                                               500            32
      Lafarge                                                 900            32
      Spieker Properties, REIT                                800            31
      Catellus Development *                                2,000            31
      Avalonbay Communities, REIT                             784            29
      Boston Properties, REIT                                 800            29
      Johns Manville                                        2,200            29
      Georgia Pac Timber                                    1,100            28
      Highwoods Properties, REIT                            1,000            27
      Elcor                                                   600            26
      AMB Property                                          1,100            26
      Rouse                                                 1,000            25
      Liberty Property, REIT                                1,000            25
      Mack-Cali Realty, REIT                                  800            25
      HRPT Properties Trust, REIT                           1,600            24
      Cornerstone Properties, REIT                          1,500            24

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Cousins Properties, REIT                                700   $        24
      New Plan Excel Reality Trust, REIT                    1,300            23
      Federal Realty Investment Trust, REIT                 1,000            23
      Duke Realty Investments, REIT                         1,000            23
      CarrAmerica Realty, REIT                                900            22
      Granite Construction                                    750            22
      Developers Diversified Realty, REIT                   1,300            22
      Lennar                                                  900            22
      Meditrust, REIT                                       1,632            21
      Sun Communities, REIT                                   600            21
      Felcor Suite Hotels, REIT                             1,000            21
      Post Properties, REIT                                   500            20
      D.R. Horton                                           1,200            20
      Comfort Systems USA *                                 1,100            20
      Regency Realty, REIT                                    900            20
      Arden Realty, REIT                                      800            20
      Franchise Finance, REIT                                 800            18
      Weingarten Realty Investors, REIT                       400            17
      Camden Property Trust, REIT                             600            17
      Morrison Knudsen *                                    1,600            16
      First Industrial Realty, REIT                           600            16
      Hospitality Properties Trust, REIT                      600            16
      Macerich, REIT                                          600            16
      Nationwide Health Properties, REIT                      800            15
      Weeks, REIT                                             500            15
      Jacobs Engineering Group *                              400            15
      Westfield America                                     1,000            15
      MDC Holdings                                            700            15
      Jones Lang Lasalle *                                    500            15
      Chelsea GCA, REIT                                       400            15
      Trammell Crow *                                         900            15
      General Growth Properties, REIT                         400            14
      Colonial Properties Trust, REIT                         500            14
      Lexington Corporate Properties, REIT                  1,200            14
      Price Enterprises, REIT                               1,924            14
      Brandywine Reality Trust, REIT                          700            14
      Florida Rock Industries                                 300            14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Prison Realty, REIT                                   1,387  $         14
      Parkway Properties, REIT                                400            13
      Manufactured Home Communities, REIT                     500            13
      Koger Equity, REIT                                      700            13
      Glenborough Realty Trust, REIT                          700            12
      EastGroup Properties, REIT                              600            12
      Lexford Residential Trust, REIT                         500            12
      Health Care, REIT                                       500            12
      Health Care Property Investors                          400            12
      Butler Manufacturing                                    400            11
      American Locker Group *                               1,200            11
      CBL & Associates Properties, REIT                       400            11
      Oakwood Homes                                           800            10
      Crown American Reality, REIT                          1,300             9
      Wyndham International                                 2,039             9
      Beazer Homes *                                          400             9
      TriNet Corporation Reality Trust, REIT                  300             8
      Fairfield Communities *                                 500             8
      Pittsburgh & West Virginia Railroad                   1,000             8
      Perini *                                              1,000             6
      Monmouth Real Estate Investment, REIT                 1,000             6
      Miller Building Systems *                               800             5
                                                                   -------------
                                                                          1,935
                                                                   -------------
      Motor Vehicles & Parts  0.8%
      Federal-Mogul                                           800            42
      Lear *                                                  700            35
      Gentex *                                                900            25
      Hayes Lemmerz International *                           700            21
      Meritor Automotive                                      700            18
      Standard Motor Products                                 700            17
      Dura Automotive Systems *                               500            17
      Borg-Warner                                             300            16
      Coachmen Industries                                     700            16
      Tower Automotive *                                      600            15
      Bandag                                                  400            14
      Copart *                                                600            13
      Arvin Industries                                        300            11
      Modine Manufacturing                                    300            10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Superior Industries Intl                                300  $          8
      Aftermarket Technology *                                700             8
      Smc *                                                 1,200             6
                                                                   -------------
                                                                            292
                                                                   -------------
      Total Durable Goods                                                 2,480
                                                                   -------------


      ENERGY  3.0%

      Energy Reserves & Production  1.0%
      Vastar Resources                                      1,100            58
      Enron Oil & Gas                                       1,900            38
      Dynegy                                                1,600            33
      Ocean Energy *                                        2,600            25
      Murphy Oil                                              500            24
      Noble Affiliates                                        800            23
      BP Prudhoe Bay Royalty Trust                          3,000            22
      Houston Exploration *                                 1,100            21
      Pioneer Natural Resources                             1,800            20
      Northwestern Public Service                             800            19
      Pogo Producing                                          900            17
      Forest Oil *                                          1,200            15
      Devon Energy                                            400            14
      Leviathan Gas Pipeline                                  500            12
      Pennzenergy                                             500             8
      Meridian Resource *                                   1,700             7
      Howell                                                1,200             6
      Chesapeake Energy *                                   1,200             3
      Brigham Exploration *                                   900             2
                                                                   -------------
                                                                            367
                                                                   -------------
      Oil Refining Distribution  0.7%
      Conoco (Class A)                                      1,700            47
      Tosco                                                 1,700            44
      UtiliCorp United                                        900            22
      Ultramar Diamond Shamrock                             1,000            22
      Valero Energy                                         1,000            22
      Equitable Resources                                     400            15
      Teppco Partners                                         600            15
      Pennzoil-Quaker State                                   800            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      World Fuel Services                                     700  $         10
      Adams Resources & Energy                              1,100             9
      Kaneb Services *                                      1,900             8
      Giant Industries                                        600             6
                                                                   -------------
                                                                            232
                                                                   -------------
      Oil Service  1.3%
      Weatherford International                             1,190            44
      Diamond Offshore Drilling                             1,200            34
      Noble Drilling *                                      1,600            31
      Smith International                                     700            30
      Global Marine *                                       1,900            29
      Nabors Industries *                                   1,100            27
      ENSCO International                                   1,300            26
      Global Industries                                     2,000            26
      Santa Fe International                                1,100            25
      Transocean Offshore                                     900            24
      BJ Services *                                           800            24
      Tuboscope Vetco *                                     1,500            20
      Newpark Resources *                                   2,300            20
      Tidewater *                                             600            18
      Cooper Cameron *                                        400            15
      National Oilwell *                                    1,000            14
      R & B Falcon *                                        1,240            12
      Offshore Logistics *                                    800             9
      Dawson Geophysical *                                    800             8
      UTI Energy *                                            400             7
                                                                   -------------
                                                                            443
                                                                   -------------
      Total Energy                                                        1,042
                                                                   -------------


      FINANCIAL  16.9%

      Bank and Trust  5.2%
      Marshall & Ilsley                                     1,100            71
      First Security                                        2,389            65
      UnionBancal                                           1,800            65
      First Tennessee National                              1,500            58
      Zions Bancorp                                           900            57
      First American                                        1,334            55

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      M & T Bank                                              100  $         55
      Charter One Financial                                 1,835            51
      Old Kent Financial *                                  1,181            49
      Popular                                               1,600            49
      CNB Bancshares                                          710            40
      Associated Banc-Corp                                    975            40
      FirstMerit                                            1,400            39
      North Fork Bancorporation                             1,750            37
      Compass Bancshares                                    1,350            37
      First Virginia Banks                                    700            34
      TCF Financial                                         1,200            33
      Commerce Bancshares                                     825            33
      Peoples Heritage Financial Group                      1,700            32
      Mercantile Bankshares                                   900            32
      CCB Financial                                           600            32
      Hibernia Corp. (Class A)                              2,000            31
      Provident Financial Group                               700            30
      City National                                           800            30
      Trustmark                                             1,300            30
      Wilmington Trust                                        500            29
      National Commerce Bancorporation                      1,300            29
      Centura Banks                                           500            28
      US Trust                                                300            28
      UST                                                     900            27
      Fulton Financial                                      1,265            26
      Pacific Century Financial                             1,200            26
      Commercial Federal                                    1,100            26
      Keystone Financial                                      800            24
      Old National Bancorp                                    780            23
      Valley National Bancorp                                 813            23
      One Valley Bancorp                                      600            23
      Cullen/Frost Bankers                                    800            22
      WestAmerica                                             600            22
      Midwest Banc Holdings                                 1,000            19
      First United Bancshares                               1,000            19
      Bancwest                                                500            19
      Merchants Bancshares                                    800            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Trustco Bank                                            660  $         18
      Wintrust Financial                                    1,000            18
      Silicon Valley Bancshares *                             700            17
      Commerce Bancorp                                        400            17
      First Midwest Bancorp                                   430            17
      Arrow Financial                                         640            17
      Colonial Bancgroup                                    1,200            17
      Susquehanna Bancshares                                  950            17
      Community First Bankshares                              700            17
      Sky Financial Group                                     600            16
      U.S. Bancorp *                                        1,000            16
      Hudson United Bancorp                                   500            15
      BOK Financial *                                         600            15
      PFF Bancorp *                                           700            13
      First Commonwealth Financial                            500            12
      Net Bank *                                              300            11
      Peoples Bancorp                                       1,147            11
      Independence Community Bank                             800            11
      F&M National                                            300            10
      BWC Financial *                                         400             9
      Niagara Bancorp                                         800             9
                                                                   -------------
                                                                          1,819
                                                                   -------------
      Financial Services  1.4%
      Comdisco                                              2,100            54
      The CIT Group (Class A)                               1,700            49
      FINOVA Group                                            800            42
      Express Scripts (Class A) *                             500            30
      AmeriCredit *                                         1,600            26
      Erie Indemnity                                          900            25
      Arthur J. Gallagher                                     500            25
      Clayton Homes                                         2,050            23
      Nextcard *                                              600            20
      Markel *                                                100            19
      Cash America Investments                              1,300            17
      Metris Companies                                        400            16
      Litchfield Financial                                    900            15
      Allied Capital                                          600            14
      Perry County Financial                                  700            14

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Heller Financial                                        500  $         14
      ADVANTA                                                 766            14
      E.W. Blanch                                             200            14
      PEC Israel Economic *                                   400            13
      Matrix Capital *                                        800            12
      Crawford (Class B)                                      600            10
      Student Loan Corporation                                200             9
      Actrade International Limited *                         600             8
      Insignia Financial Group *                              700             7
                                                                   -------------
                                                                            490
                                                                   -------------
      Life & Health Insurance  0.6%
      ReliaStar Financial                                   1,000            44
      Protective Life                                       1,000            33
      UICI                                                    900            25
      Hartford Life (Class A)                                 400            21
      Liberty Financial                                       700            21
      Kansas City Life Insurance                              400            18
      MONY Group                                              500            16
      Reinsurance Group America                               450            16
      Guarantee Life                                          600            15
      American Heritage Life Investment                       300             7
                                                                   -------------
                                                                            216
                                                                   -------------
      Property & Casualty Insurance  5.1%
      Berkshire Hathaway (Class A) *                           15         1,033
      CNA Financial *                                       1,500            60
      AMBAC                                                   800            46
      Travelers Property Casualty (Class A)                 1,000            39
      Transatlantic Holdings                                  500            37
      Allmerica Financial                                     600            36
      American National Insurance                             500            36
      Unitrin                                                 800            33
      Wesco Financial                                         100            31
      American Financial Group                                900            31
      American Bankers                                        500            27
      Mercury General                                         800            27
      PMI Group                                               400            25
      Old Republic International                            1,350            23
      Leucadia National                                       900            23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Financial Security Assurance                            400  $         21
      Fremont General                                       1,100            21
      Radian Group                                            400            20
      Everest Reinsurance Holdings                            500            16
      Horace Mann Educators                                   600            16
      Frontier Insurance Group                              1,030            16
      20th Century Industries                                 800            15
      State Auto Financial                                  1,100            15
      Commerce Group                                          600            15
      Midland                                                 500            13
      BancInsurance *                                       2,310            13
      First American                                          700            13
      Reliance Group Holdings                               1,500            11
      Superior National Insurance Group *                     400            11
      Acceptance Insurance *                                  700            11
      Harleysville Group                                      500            10
      Trenwick Group                                          400            10
      Capital Re                                              600            10
      Highlands Insurance Group *                             900             9
      NYMAGIC                                                 600             9
      Chartwell Re                                            500             9
      RLI                                                     200             8
      Triad Guaranty *                                        400             7
      Risk Capital Holdings *                                 500             7
      Amwest Insurance Group                                  726             7
                                                                   -------------
                                                                          1,820
                                                                   -------------
      Securities & Asset Management  3.3%
      Goldman Sachs Group *                                 4,400           318
      Equitable Companies                                   2,300           154
      E*TRADE Group *                                       2,300            92
      Knight Trimark Group *                                1,400            85
      Donaldson, Lufkin & Jenrette                          1,300            78
      AmeriTrade *                                            600            64
      Alliance Capital                                      1,800            58
      A.G. Edwards                                          1,300            42
      Eaton Vance                                           1,100            38
      Federated Investors (Class B)                         1,500            27
      Raymond James Financial                               1,100            26

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Waddell & Reed Financial (Class A)                      900  $         25
      Legg Mason                                              600            23
      John Nuveen (Class A)                                   500            21
      Morgan Keegan                                         1,000            19
      United Asset Management                                 800            18
      PIMCO Advisors Holdings                                 600            18
      Hambrecht & Quist Group *                               400            15
      Nvest LP                                                500            12
      Dain Rauscher                                           200            11
      Cabot Industrial                                        500            11
      Peoples Financial Corporation of Ohio                   600             6
                                                                   -------------
                                                                          1,161
                                                                   -------------
      Thrift Institutions  1.3%
      Greenpoint Financial                                  1,200            39
      Astoria Financial                                       800            35
      Golden Sate Bancorp *                                 1,400            31
      People's Bank *                                       1,000            31
      Dime Bancorp                                          1,500            30
      Sovereign Bancorp                                     2,183            27
      St. Paul Bancorp                                      1,000            26
      Washington Federal                                    1,080            24
      FirstFed Financial *                                  1,100            21
      Home Federal Savings Bank                               700            20
      St. Francis Capital                                     900            20
      First Indiana                                           900            20
      Queens County Bancorp                                   600            19
      First Bancorp Puerto Rico                               800            18
      Ameriana Bancorp                                        960            16
      Wood Bancorp                                            800            16
      ISB Financial                                           700            15
      Staten Island Bancorp                                   800            14
      Roslyn Bancorp                                          800            14
      Bank United                                             300            12
      Mid Coast Bancorp                                     1,500            11
      StateFed Financial                                      800             9
      Bedford Bancshares                                      600             8
                                                                   -------------
                                                                            476
                                                                   -------------
      Total Financial                                                     5,982
                                                                   -------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      HEALTH CARE  5.8%

      Drugs  3.0%
      Biogen *                                              1,600  $        103
      Immunex *                                               800           102
      Genzyme *                                             1,100            53
      Forest Laboratories *                                   900            42
      Chiron *                                              2,000            41
      MedImmune *                                             600            41
      Centocor *                                              800            37
      Priority Healthcare (Class B) *                         750            36
      Mylan Laboratories                                    1,300            34
      Bergen Brunswig                                       1,915            33
      ICOS *                                                  800            33
      Sepracor *                                              400            32
      Andrx *                                                 400            31
      ICN Pharmaceuticals                                     900            29
      Human Genome Sciences *                                 700            28
      Cygnus *                                              2,100            27
      Gilead Sciences *                                       500            26
      Affymetrix *                                            500            25
      Roberts Pharmaceutical *                                900            22
      Covance *                                               900            22
      Bindley Western Industries                              888            20
      D&K Healthcare *                                        800            19
      Jones Pharma                                            400            16
      Digene *                                              1,400            16
      IVAX *                                                1,100            16
      Dura Pharmaceuticals *                                1,300            15
      Millennium Pharmaceuticals *                            400            14
      ONYX Pharmaceuticals *                                1,600            14
      Nexstar Pharmaceuticals *                               700            14
      Ventana Medical Systems *                               700            14
      AmeriSource Health *                                    500            13
      Rexall Sundown *                                      1,000            12
      Sugen *                                                 400            12
      Immucor *                                               800            11
      Geron *                                               1,000            11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Northfield Laboratories *                               800  $         10
      K-V Pharmaceutical *                                    600             9
      Priority Healthcare (Class A) *                         447             5
      Neurocrine Biosciences *                              1,000             5
      Interneuron Pharmaceuticals *                         1,400             4
      Genzyme Molecular Biology *                              75             0
                                                                   -------------
                                                                          1,047
                                                                   -------------
      Medical Products  1.6%
      Stryker                                               1,000            60
      VISX *                                                  600            48
      Sybron International *                                1,300            36
      Summit Technology *                                   1,500            33
      Imclone Systems *                                     1,300            33
      Teleflex                                                700            30
      Steris *                                              1,200            23
      Dentsply International                                  800            23
      Minimed *                                               300            23
      Wesley Jessen VisionCare *                              700            23
      Henry Schein *                                          600            19
      Techne *                                                700            18
      IDEC Pharmaceuticals *                                  200            15
      CONMED *                                                500            15
      Beckman Coulter                                         300            15
      Patterson Dental *                                      400            14
      Collagen                                              1,000            14
      Dexter                                                  300            12
      Ocular Sciences *                                       700            12
      Merit Medical Systems *                               2,300            11
      Mentor                                                  600            11
      Kensey Nash *                                         1,300            11
      Arrow International                                     400            10
      ABIOMED *                                               700            10
      Cohesion Technologies *                               1,400             9
      Eltrax Systems *                                      1,900             8
      Invacare                                                300             8
      American Science Engineering *                          800             7
      Safeskin *                                              600             7
      Analogic                                                200             6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Cardima *                                             2,000  $          4
      Advanced Tissue Sciences *                            1,100             4
      VIVUS *                                                 900             2
                                                                   -------------
                                                                            574
                                                                   -------------
      Medical Providers & Services  1.2%
      PacifiCare Health Systems (Class A) *                   500            36
      Health Management (Class A) *                         2,900            33
      Hillenbrand Industries                                  700            30
      First Health Group *                                  1,400            30
      Total Renal Care Holdings *                           1,700            26
      Foundation Health Systems *                           1,700            26
      Trigon Healthcare *                                     700            26
      Lincare *                                             1,000            25
      Stewart Enterprises (Class A)                         1,500            22
      Quorum Health Group *                                 1,700            21
      Medpartners *                                         2,600            20
      Universal Health Services *                             400            19
      Concentra Managed Care *                              1,200            18
      Orthodontic Centers of America *                      1,200            17
      Omnicare                                              1,100            14
      Lab Holdings                                          1,000            14
      Res-Care *                                              600            14
      Rural Metro *                                         1,300            12
      Alterra Healthcare *                                    800            11
      Oxford Health Plans *                                   600             9
      Sierra Health Services *                                500             7
      Coventry Health Care *                                  400             4
                                                                   -------------
                                                                            434
                                                                   -------------
      Total Health Care                                                   2,055
                                                                   -------------



      INDUSTRIAL  3.0%

      Defense and Aerospace  0.7%
      Gulfstream Aerospace *                                  700            47
      Litton Industries *                                     600            43
      Newport News Shipbuilding                               800            23
      Howmet International *                                1,300            22
      Cordant Technologies                                    400            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      United Industrial                                     1,600  $         18
      Precision Castparts                                     400            17
      Kellstrom Industries *                                  700            13
      EDO                                                   1,500            11
      Heico                                                   400            10
      Heico (Class A)                                         250             6
      GRC International ADS *                                 700             6
      T NETIX *                                               700             4
                                                                   -------------
                                                                            238
                                                                   -------------
      Heavy Electrical Equipment  0.7%
      American Power Conversion *                           2,200            44
      SPX *                                                   500            42
      Hubbell (Class B)                                       900            41
      UCAR International *                                  1,300            33
      Technitrol                                              700            22
      Anicom *                                              2,000            21
      Alpine Group *                                        1,100            18
      Cable Design Technologies *                           1,100            17
                                                                   -------------
                                                                            238
                                                                   -------------
      Heavy Machinery  0.3%
      Trinity Industries                                      900            30
      Applied Power (Class A)                                 825            23
      Tennant *                                               500            16
      AGCO                                                  1,300            15
      Dril-Quip *                                             400             9
      CMI (Class A)                                           800             8
                                                                   -------------
                                                                            101
                                                                   -------------
      Industrial Parts  1.3%
      American Standard *                                     900            43
      Pentair                                                 700            32
      Tecumseh Products                                       500            30
      U.S. Industries                                       1,700            29
      York International                                      600            26
      Manitowoc                                               600            25
      Harsco                                                  700            22
      Coltec Industries *                                   1,000            22
      UNOVA *                                               1,200            19
      Powell Industries *                                   1,900            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Genlyte Group *                                         800  $         18
      Specialty Equipment *                                   600            18
      Kaman                                                 1,100            17
      Energy Conversion Devices *                           1,700            17
      Thomas Industries                                       800            16
      AAON *                                                1,200            14
      Trigen Energy                                           700            13
      Mattson Technology *                                  1,000            13
      Key Technology *                                      1,400            12
      Industrial Holdings *                                 1,600            12
      Lindsay Manufacturing                                   650            11
      Kaydon                                                  300            10
      Flow International *                                    700             8
      CTB International *                                     900             7
      Zoltek *                                                900             7
      WSI Industries *                                      1,400             6
      Graham *                                                600             6
      Waterlink *                                             800             2
                                                                   -------------
                                                                            473
                                                                   -------------
      Total Industrial                                                    1,050
                                                                   -------------



      RETAIL  4.6%

      Clothing Stores  1.2%
      Intimate Brands *                                     2,415           114
      Abercrombie & Fitch (Class A) *                       1,000            48
      Ross Stores                                             800            40
      Payless Shoesource *                                    600            32
      Talbots                                                 800            30
      Gadzooks *                                            1,600            26
      Neiman-Marcus *                                         800            21
      American Eagle Outfitters *                             400            18
      The Dress Barn *                                      1,100            18
      The Children's Place *                                  300            12
      Stein Mart *                                          1,300            12
      Brauns Fashions *                                       800            12
      Harold's Stores *                                     1,700            11
      Stage Stores *                                        1,700            11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Syms *                                                  900  $          7
                                                                   -------------
                                                                            412
                                                                   -------------
      Department Stores  0.3%
      Family Dollar Stores                                  1,900            45
      Saks *                                                1,375            40
      Ames Department Stores *                                500            23
      Bon-Ton Stores *                                      1,400             9
                                                                   -------------
                                                                            117
                                                                   -------------
      Grocery Stores  0.4%
      Food Lion                                             4,200            50
      Weis Markets                                            700            28
      Hannaford Brothers                                      500            27
      Whole Foods Market *                                    400            19
      Rocky Mountain Chocolate Factory *                    1,900            11
      Casey's General Stores                                  600             9
      Marsh Supermarkets                                      600             7
                                                                   -------------
                                                                            151
                                                                   -------------
      Specialty Retail  2.7%
      Amazon.com *                                          1,600           200
      Bed Bath & Beyond *                                   1,500            58
      USA Networks *                                        1,300            52
      Tiffany & Company                                       500            48
      eToys *                                               1,000            41
      Fastenal                                                700            37
      CDW Computer Centers *                                  800            35
      Lands' End *                                            700            34
      Dollar Tree Stores *                                    750            33
      OfficeMax *                                           2,400            29
      Williams-Sonoma *                                       800            28
      General Nutrition *                                   1,100            26
      West Marine *                                         1,700            25
      Barnes & Noble *                                        900            25
      BJ's Wholesale Club *                                   800            24
      Borders Group *                                       1,300            20
      Fred's (Class A)                                      1,300            20
      Corporate Express *                                   2,600            18
      Ubid *                                                  563            18
      CompUSA *                                             2,400            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Linens `n Things *                                      400  $         17
      CSK Auto *                                              600            16
      Hibbett Sporting Goods *                                700            16
      U.S. Office Products *                                2,572            14
      Micro Warehouse *                                       700            12
      Zale *                                                  300            12
      Spiegel (Class A) *                                   1,300            12
      Hancock Fabrics                                       2,600            11
      PETsMART *                                            1,100            11
      School Specialty *                                      676            11
      Good Guys *                                           1,400            11
      Boyds Collection Limited *                              500             9
      MSC *                                                   700             7
      Creative Computers                                      800             6
      NCS HealthCare *                                        600             3
                                                                   -------------
                                                                            957
                                                                   -------------
      Total Retail                                                        1,637
                                                                   -------------


      TECHNOLOGY  22.6%

      Communication Equipment  2.6%
      Qwest Communications International *                  6,898           228
      QUALCOMM *                                            1,500           215
      Comverse Technology *                                   850            64
      ADC Telecommunications *                              1,300            59
      Covad Communications Group *                            750            40
      CIENA *                                               1,300            39
      Polycom *                                               800            31
      DSP Group *                                             800            29
      Adaptive Broadband *                                  1,200            26
      Plantronics *                                           400            26
      ANTEC *                                                 800            26
      ADTRAN *                                                700            25
      Advanced Fibre Communications *                       1,400            22
      L-3 Communications Holdings *                           300            15
      Aspect Telecommunications *                           1,500            14
      Comtech Telecommunications *                          1,100            12
      Harmonic Lightwaves *                                   200            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Terayon Communication Systems *                         200  $         11
      P-COM *                                               1,900            10
      CMC Industries *                                      1,100             8
      Premisys Communications *                             1,000             7
                                                                   -------------
                                                                            919
                                                                   -------------
      Computer Communications Equipment  0.4%
      Adaptec *                                             1,300            46
      Electronics for Imaging *                               800            41
      Network Peripherals *                                 1,100            21
      Mylex *                                               2,000            12
      Digi International *                                  1,000            10
      Splash Technology *                                   1,400            10
                                                                   -------------
                                                                            140
                                                                   -------------
      Computer Makers  0.1%
      Micron Electronics *                                  1,500            15
      MMC Networks *                                          300            14
      Sequent Computer Systems *                              700            12
                                                                   -------------
                                                                             41
                                                                   -------------
      Computer Software  5.2%
      priceline.com *                                       1,400           162
      VERITAS Software *                                      800            76
      Siebel Systems *                                      1,000            66
      Inktomi *                                               500            66
      Citrix Systems *                                      1,000            56
      Intuit *                                                600            54
      Broadvision *                                           700            52
      Convergys *                                           2,600            50
      NCR *                                                 1,000            49
      RealNetworks *                                          700            48
      Synopsys *                                              800            44
      Electronic Arts *                                       800            43
      i2 Technologies *                                     1,000            43
      Sterling Commerce *                                   1,100            40
      BEA Systems *                                         1,400            40
      Rational Software *                                   1,200            40
      Portal Software *                                       800            37
      Sterling Software *                                   1,300            35
      Cadence Design Systems *                              2,600            33

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Vignette *                                              400  $         30
      Network Associates *                                  2,000            29
      J. D. Edwards *                                       1,500            28
      Visio *                                                 700            27
      USinternetworking *                                     600            25
      National Instruments *                                  600            24
      LHS Group *                                             700            23
      Legato Systems *                                        400            23
      Avt *                                                   600            23
      Sapient *                                               400            23
      Verity *                                                400            22
      USWeb *                                                 950            21
      Peregrine Systems *                                     800            21
      Symantec *                                              800            20
      Checkfree Holdings *                                    700            19
      ISS Group *                                             500            19
      Harbinger *                                           1,500            19
      SPSS *                                                  700            18
      Policy Management Systems *                             600            18
      Macromedia *                                            500            18
      New Era Of Networks *                                   400            18
      Informix *                                            2,000            17
      Applix *                                              1,900            17
      Marimba *                                               300            16
      Transaction Systems Architects *                        400            16
      iVillage *                                              300            15
      Razorfish *                                             400            15
      T-HQ *                                                  500            14
      Mercury Interactive *                                   400            14
      Great Plains Software *                                 300            14
      Midway Games *                                        1,079            14
      Aware *                                                 300            14
      IDX Systems *                                           600            13
      HNC Software *                                          400            12
      Softworks *                                           1,100            12
      JDA Software Group *                                  1,200            11
      Personal Group Of America *                           1,100            11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Advantage Learning Systems *                            500  $         11
      Health Management Systems *                           2,000            11
      Intergraph *                                          1,400            11
      Cybercash *                                             800            10
      Micromuse *                                             200            10
      IMRglobal *                                             500            10
      Mapics *                                                900             9
      Medical Manager *                                       200             9
      Clarify *                                               200             8
      Industri-Matematik *                                  3,200             8
      Dendrite International *                                200             7
      GT Interactive Software *                             2,000             7
      Summit Design *                                       2,000             6
      BiznessOnline.com *                                     600             4
      Zitel *                                               2,200             3
      Aztec Technology Partners *                             538             1
                                                                   -------------
                                                                          1,852
                                                                   -------------
      Electronic Equipment  3.7%
      Level 3 Communications *                              3,300           198
      General Motors (Class H) *                            1,259            71
      Teradyne *                                              900            65
      Molex                                                 1,700            63
      Metromedia Fiber Network *                            1,600            58
      Sanmina *                                               700            53
      Loral Space & Communications *                        2,600            47
      SCI Systems *                                           900            43
      Waters *                                                800            42
      American Tower Systems (Class A) *                    1,700            41
      Jabil Circuit *                                         900            41
      Extreme Networks *                                      600            35
      Thermo Instrument Systems *                           1,900            32
      Vishay Intertechnology *                              1,400            29
      AVX                                                   1,100            27
      Redback Networks *                                      200            25
      Belden                                                1,000            24
      Copper Mountain *                                       300            23
      Bio-Rad Laboratories *                                  800            21
      Amphenol *                                              500            20

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Esterline Technologies *                              1,300  $         19
      Park Electrochemical                                    600            17
      Optical Coating Laboratory                              200            17
      Orbital Sciences *                                      700            17
      General Cable                                         1,000            16
      MagneTek *                                            1,500            16
      Cognex *                                                500            16
      Pittway                                                 400            14
      Cytyc *                                                 700            14
      Choicepoint *                                           200            13
      Fisher Scientific *                                     600            13
      Roper Industries                                        400            13
      Federal Signal                                          600            13
      C-Cube Microsystems *                                   400            13
      Advanced Energy Industries *                            300            12
      Dionex *                                                300            12
      Methode Electronics (Class A)                           500            11
      Cyberoptics *                                           700            11
      Input/Output *                                        1,500            11
      CustomTracks *                                          200            11
      Credence Systems *                                      300            11
      EMS Technologies *                                      700            10
      Tollgrade Communications *                              600             9
      Xircom *                                                300             9
      Oak Industries *                                        200             9
      Brightpoint *                                         1,400             8
      Checkpoint Systems *                                    900             8
      Video Display *                                       1,700             8
      Perceptron *                                          1,600             7
      Hutchinson Technology *                                 200             6
                                                                   -------------
                                                                          1,322
                                                                   -------------
      Information Services  5.2%
      Yahoo! *                                              2,003           345
      At Home *                                             3,440           186
      e-Bay *                                               1,200           182
      Galileo International                                 1,100            59
      Healtheon *                                             700            54
      Exodus Communications *                                 400            48

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      CNET *                                                  800  $         46
      FIserv *                                              1,425            45
      SunGard Data Systems                                  1,200            41
      Total Systems Services                                2,000            38
      DST Systems *                                           600            38
      Lycos *                                                 400            37
      MindSpring Enterprises *                                800            35
      PSINet *                                                800            35
      Verticalnet *                                           300            32
      Affiliated Computer Services (Class A) *                600            30
      International Network Services *                        750            30
      Infoseek *                                              600            29
      InfoSpace.com *                                         600            28
      Verio *                                                 400            28
      Acxiom *                                              1,100            28
      Perot Systems *                                         900            27
      Medquist *                                              600            26
      Sykes Enterprises *                                     700            23
      American Management Systems *                           700            22
      Critical Path *                                         400            22
      Cambridge Technology Partners *                       1,200            21
      CIBER *                                               1,100            21
      Prodigy Communication *                                 800            21
      Data Transmission Network *                             700            20
      Lightbridge *                                         1,500            19
      EarthLink Network *                                     300            18
      Go2Net *                                                200            18
      Keane *                                                 800            18
      BISYS Group *                                           300            18
      Concentric Network *                                    400            16
      Incyte Pharmaceuticals *                                600            16
      A Consulting Team *                                   1,800            15
      SABRE Group Holdings *                                  200            14
      Scient *                                                300            14
      CSG Systems International *                             500            13
      Superior Consultant Holdings *                          500            12
      Abovenet Communications *                               200             8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      TheStreet.com *                                         200  $          7
      SportsLine USA *                                        200             7
      Avert *                                               1,100             7
      UBICS *                                               2,200             7
      Group 1 Software *                                      600             5
      Multex Systems *                                        200             5
                                                                   -------------
                                                                          1,834
                                                                   -------------
      Miscellaneous Computer Hardware  1.4%
      Lexmark International Group (Class A) *               1,400            92
      Quantum *                                             1,700            41
      Symbol Technologies                                   1,050            39
      Tech Data *                                             800            30
      MIP Technologies *                                      600            29
      Zebra Technologies (Class A) *                          700            27
      Diebold                                                 900            26
      Storage Technology *                                  1,100            25
      Safeguard Scientifics *                                 400            25
      Ingram Micro *                                          800            21
      Dataram *                                             1,700            17
      Iomega *                                              3,400            17
      Scansource *                                            700            15
      Black Box *                                             300            15
      Sandisk *                                               300            13
      Jack Henry & Associates                                 300            12
      Bell & Howell *                                         300            11
      Exabyte *                                             2,200             8
      Security Dynamics Technologies *                        400             8
      Stratasys *                                           1,700             6
      Global Payment Technologies *                           600             5
      Gradco Systems *                                      1,425             4
      Western Digital *                                       300             2
      Ultradata Systems *                                   1,200             2
      SED International Holdings *                            600             1
                                                                   -------------
                                                                            491
                                                                   -------------
      Semiconductor Capital Equipment  0.3%
      Novellus Systems *                                      500            34
      Photronics *                                            800            19
      Kulicke & Soffa *                                       700            19


T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Watkins-Johnson                                         500  $         15
      Veeco *                                                 400            14
      Lam Research *                                          300            14
      ..........................................................................
                                                                            115
                                                                   .............
      Semiconductors  3.6%
      Linear Technology                                     1,500           101
      Maxim Integrated Products *                           1,400            93
      Xilinx *                                              1,600            92
      Analog Devices *                                      1,700            85
      Uniphase *                                              500            83
      Altera *                                              2,000            74
      Vitesse Semiconductor *                               1,000            68
      Conexant Systems *                                    1,000            58
      Broadcom *                                              400            58
      RF Micro Devices *                                      600            45
      E Tek Dynamics *                                        900            43
      Atmel *                                               1,500            39
      Microchip Technology *                                  800            38
      Rambus *                                                400            37
      Burr Brown *                                            900            33
      Unitrode *                                            1,000            29
      Avnet                                                   600            28
      Arrow Electronics *                                   1,400            27
      QLogic *                                                200            26
      Applied Micro Circuits *                                300            25
      SDL *                                                   400            20
      Amkor Technology *                                    1,600            16
      SMART Modular Technologies *                            900            16
      Micrel *                                                200            15
      DuPont Photomasks *                                     300            14
      HEI *                                                 2,100            14
      PLX Technology *                                        300            14
      Cypress Semiconductor *                                 800            13
      Cohu                                                    300            11
      TelCom Semiconductor *                                1,100            11
      Dallas Semiconductor                                    200            10
      Transwitch *                                            200             9
      MEMC Electronic Materials *                             700             9

36

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Align-Rite International *                              600  $          8
      Opti *                                                1,200             7
                                                                   -------------
                                                                          1,269
                                                                   -------------
      Total Technology                                                    7,983
                                                                   -------------

      TELECOMMUNICATIONS  2.6%

      Wireless Communications  0.9%

      U. S. Cellular *                                        900            48
      Telephone and Data Systems                              600            44
      Omnipoint *                                           1,400            40
      Associated Group *                                      600            39
      Price Communications *                                2,033            31
      Leap Wireless International *                         1,400            28
      Cellullar Communications                                700            20
      Voicestream Wireless *                                  700            20
      Western Wireless                                        700            19
      Boston Communications Group *                         1,100            15
      Centinal Cellular (Class A) *                           400            14
                                                                   -------------
                                                                            318
                                                                   -------------
      Telephone  1.7%
      GTS *                                                   800            65
      NTL *                                                   700            60
      McLeod USA *                                            800            44
      Citizens Utilities *                                  3,734            42
      Rhythms Netconnections *                                700            41
      Allegiance Telecom *                                    600            33
      Cincinnati Bell                                       1,300            32
      Winstar Communications *                                500            24
      Intermedia Communications *                             800            24
      GST Telecommunications *                              1,800            24
      ICG Communications *                                  1,100            23
      Nextlink Communications *                               300            22
      IXC Communications *                                    500            20
      Aliant Communications *                                 400            19
      Teleglobe                                               619            18
      Hickory Technology                                    1,400            16
      ITC Deltacom *                                          500            14
37

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Talk Com *                                            1,200  $         13
      Total-Tel USA Communications *                          700            12
      Viatel *                                                200            11
      General Communication *                               1,600            11
      COMSAT                                                  300            10
      Northeast Optic Network *                               500             8
      Primus Telecomm Group *                                 300             7
      Talk Com, Rights, 2/12/00 *                              30             0
                                                                   -------------
                                                                            593
                                                                   -------------
      Total Telecommunications                                              911
                                                                   -------------



      TRANSPORTATION  1.4%

      Airlines  0.5%
      UAL *                                                   600            39
      Continental Airlines *                                  700            26
      Northwest Airlines *                                    800            26
      Comair Holdings                                       1,100            23
      Amtran *                                                800            20
      Frontier Airlines *                                     900            15
      Atlantic Coast Airlines *                               600            11
      Mesa Air Group *                                      1,100             8
                                                                   -------------
                                                                            168
                                                                   -------------
      Railroads  0.2%
      St. Joe                                               1,000            27
      Florida East Coast                                      300            13
      RailAmerica *                                         1,100            11
      Greenbrier Companies                                  1,000            11
      Wisconsin Central Transport *                           500             9
      Varlen *                                                200             8
                                                                   -------------
                                                                             79
                                                                   -------------
      Trucking, Shipping, Air Freight  0.7%
      CNF Transportation                                      700            27
      Eagle USA Air Freight *                                 600            25
      Airbourne Freight                                       900            25
      Swift Transportation *                                1,050            23
      C.H. Robinson Worldwide                                 600            22
      American Freightways *                                1,100            21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Werner Enterprises                                      800  $         17
      Roadway Express                                         800            16
      Overseas Shipholding Group                            1,200            15
      U.S. Xpress Enterprises *                             1,100            12
      Expeditors International of Washington                  400            11
      Trico Marine Services *                               1,600            11
      KLLM Transport *                                      1,400             8
      Forward Air                                             200             6
      Hvide Marine *                                        1,500             3
                                                                   -------------
                                                                            242
                                                                   -------------
      Total Transportation                                                  489
                                                                   -------------



      UTILIITES  3.5%

      Electric Utilities  2.4%
      Montana Power                                           700            49
      Energy East                                           1,700            44
      Allegheny Energy                                      1,200            38
      Conectiv                                              1,500            37
      DQE                                                     900            36
      Potomac Electric Power                                1,200            35
      NiSource                                              1,300            34
      Pinnacle West Capital                                   800            32
      Northeast Utilities *                                 1,800            32
      Midamerica Energy Holdings *                            900            31
      SCANA                                                 1,300            30
      Teco Energy                                           1,300            30
      DPL                                                   1,600            29
      Wisconsin Energy                                      1,100            28
      Pugets Sound Energy                                   1,100            26
      IPALCO Enterprises                                    1,200            25
      Illinova                                                900            25
      CMP Group                                               900            24
      Alliant                                                 800            23
      BEC Energy                                              500            21
      OGE Energy                                              800            19
      St. Joseph Light & Power                                900            19
      Public Service of New Mexico                            900            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Kansas City Power & Light                               700  $         18
      SIGCORP                                                 600            17
      Maine Public Service                                    900            16
      Western Resources                                       600            16
      New England Electric System                             300            15
      Unisource Energy *                                    1,200            14
      Minnesota Power & Light                                 700            14
      United Illuminating                                     300            13
      WPS Resources                                           400            12
      Thermo Ecotek *                                       1,300            10
                                                                   -------------
                                                                            830
                                                                   -------------
      Gas Utilities  1.1%
      Marketspan                                            1,640            43
      El Paso Energy                                        1,200            42
      American Water Works                                  1,300            40
      LG&E Energy                                           1,768            37
      Western Gas Resources                                 1,600            26
      National Fuel Gas                                       500            24
      Energen                                               1,100            20
      MCN                                                     900            19
      E'town                                                  400            18
      WICOR                                                   600            17
      SJW                                                     200            16
      Yankee Energy System                                    400            16
      Colonial Gas                                            400            15
      Roanoke Gas *                                           700            14
      Questar                                                 700            13
      KN Energy                                               950            13
      EnergyNorth                                             400            12
      Southwestern Energy                                   1,000            11
                                                                   -------------
                                                                            396
                                                                   -------------
      Total Utiliites                                                     1,226
                                                                   -------------

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      MISCELLANEOUS  0.3%

      Crown Castle International *                          1,700  $         35
      Santa Fe Snyder                                       2,100            16
      Sodexho Marriott Services *                             800            15
      Landair *                                             3,100            13
      Resource Asset Investment Trust, REIT                   900            11
      Meristar Hospitality                                    500            11
      Vornado Operating *                                   1,335            11
      Investment Technology Group                             300            10
      Genzyme Surgical Products *                             196             1
      Procurenet *                                            600             0
      Total Miscellaneous                                                   123
                                                                   -------------
      Total Common Stocks (Cost $29,305)                                 31,815
                                                                   -------------


      Short-Term Investments 10.7%

      U.S. Government Obligations 0.6%
      U.S. Treasury Bills, 4.05 - 4.12%, 7/22/99       $  200,000           200
                                                                            200
                                                                   -------------
      Money Market Funds, 10.1%
      Reserve Investment Fund, 5.05% #                  3,587,351         3,587
                                                                          3,587
                                                                   -------------

      Total Short-Term Investments (Cost $3,787)                          3,787
                                                                   -------------

41
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--------------------------------------------------------------------------------

                                                                                           Value
-------------------------------------------------------------------------------------------------
                                                                                    In thousands
 Total Investments in Securities

 100.8% of Net Assets (Cost $33,092)                                                $     35,602


 Futures Contracts

 In thousands
                                                             Contract   Unrealized
                                           Expiration           Value   Gain (Loss)
 Long, 8 Midcap 400 Stock Index contracts
 $100,000 of U.S. Treasury Bills
 pledged as initial margin                     9/99        $     1,626   $      52
 Long, 8 Russell 2000 Stock Index contracts
 $100,000 of U.S. Treasury Bills pledged as
 initial margin                                9/99              1,777          71
 Net payments (receipts) of variation
 margin to date                                                                (99)
 Variation margin receivable
 (payable) on open futures contracts                                                          24

 Other Assets Less Liabilities                                                              (313)

 NET ASSETS                                                                         $     35,313
                                                                                    -------------
 Net Assets Consist of:
 Accumulated net investment income - net of distributions                           $        120
 Accumulated net realized gain/loss - net of distributions                                 1,304
 Net unrealized gain (loss)                                                                2,633
 Paid-in-capital applicable to 2,881,536 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
 Corporation authorized                                                                   31,256

 NET ASSETS                                                                         $     35,313
                                                                                    -------------

 NET ASSET VALUE PER SHARE                                                          $      12.26
                                                                                    -------------

    #  Seven-day yield
    *  Non-income producing
  ADS  American depository share
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

42
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--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/99
  Investment Income
  Income
   Dividend                                                       $        127
   Interest                                                                 42
   Total income                                                            169
  Expenses
   Investment management and administrative                                 51
  Net investment income                                                    118


  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                              555
   Futures                                                                 120
   Net realized gain (loss)                                                675
  Change in net unrealized gain or loss
   Securities                                                            2,332
   Futures                                                                  51
   Change in net unrealized gain or loss                                 2,383
  Net realized and unrealized gain (loss)                                3,058

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $      3,176
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

43
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--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months        1/30/98
                                                          Ended        Through
                                                        6/30/99       12/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $      118    $       143
   Net realized gain (loss)                                 675            822
   Change in net unrealized gain or loss                  2,383            250
   Increase (decrease) in net assets from operations      3,176          1,215

  Distributions to shareholders
   Net investment income                                      -           (141)
   Net realized gain                                          -           (193)
   Decrease in net assets from distributions                  -           (334)

  Capital share transactions*
   Shares sold                                           15,084         23,207
   Distributions reinvested                                   -            327
   Shares redeemed                                       (3,692)        (3,679)
   Redemption fees received                                   2              7
   Increase (decrease) in net assets from capital
   share transactions                                    11,394         19,862

  Net Assets
  Increase (decrease) during period                      14,570         20,743
  Beginning of period                                    20,743              -

  End of period                                      $   35,313    $    20,743
                                                     ---------------------------
*Share information
   Shares sold                                            1,327          2,226
   Distributions reinvested                                   -             33
   Shares redeemed                                         (327)          (377)
   Increase (decrease) in shares outstanding              1,000          1,882


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1999


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

      capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains or losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts At June 30, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $12,087,000 and $2,359,000, respectively, for the six months ended June 30, 1999.


NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $33,092,000. Net unrealized gain aggregated $2,510,000 at period-end, of which $5,160,000 related to appreciated investments and $2,650,000 to depreciated investments.

46
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $40,000 and are reflected as interest income in the accompanying Statement of Operations.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call: Shareholder Service Center 1-800-225-5132 toll free 410-625-6500 Baltimore area

To open a brokerage account or obtain information, call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.         F24-051 6/30/99